Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities measured at fair value on a recurring basis
	December 31, 2019
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$64	$64	$-	$-

Total financial assets	$64	$64	$-	$-

	December 31, 2018
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Short-term investment	$273	$273	$-	$-

Total financial assets	$273	$273	$-	$-